Related Party Transactions - Schedule of Outstanding Balances Transactions with Related Parties (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Entities controlled by key management personnel		$ 55,000	$ 55,000